Schedule of due to a related party (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Total	[1]	$ 157,257	$ 164,057
Mr Chi Kin Kelvin Yeung [Member]
Total		$ 157,257	$ 164,057

[1]	The balance represented the advances from a director. The amount was unsecured, interest-free and repayable on demand.